Leases (Details) - Schedule of future lease payments - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Future Lease Payments Abstract
Balance at beginning	$ 442,844	$ 495,051
Additions	235,221	32,955
Interest expenses	25,338	47,102
Lease payments	(71,029)	(97,429)
Effects of currency translation	(42,557)	(34,835)
Balance at ending	$ 589,817	$ 442,844